Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed (Detail) - JPY (¥) ¥ in Millions		3 Months Ended	12 Months Ended
	Jul. 01, 2013	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014
Business Acquisition [Line Items]
Bargain purchase gain			¥ 36,082	¥ 0	¥ 0
Robeco Groep N.V.
Business Acquisition [Line Items]
Cash and Cash Equivalents						¥ 43,737
Investment in Securities						3,325
Investment in Affiliates						931
Trade Notes, Accounts and Other Receivable						1,462
Office Facilities						1,839
Other Assets						390,491
Total Assets						441,785
Trade Notes, Accounts and Other Payable						770
Current and Deferred Income Taxes						71,087
Long-Term Debt						31,016
Other Liabilities						55,981
Total Liabilities						158,854
Noncontrolling interests						27,768
Aggregate fair value of considerations transferred	¥ 255,163					¥ 255,163
Fair value of Consideration transferred	¥ 249,987
DAIKYO
Business Acquisition [Line Items]
Cash and Cash Equivalents				105,328
Investment in Operating Leases				7,703
Investment in Securities				1,313
Investment in Affiliates				29,017
Trade Notes, Accounts and Other Receivable				17,280
Inventories				86,153
Office Facilities				10,975
Other Assets				97,447
Total Assets				355,216
Short-Term Debt				1,387
Trade Notes, Accounts and Other Payable				38,135
Current and Deferred Income Taxes				17,972
Long-Term Debt				65,710
Other Liabilities				38,753
Total Liabilities				161,957
Noncontrolling interests				68,653
Aggregate fair value of considerations transferred			124,606	124,606
DAIKYO | Scenario, Previously Reported
Business Acquisition [Line Items]
Cash and Cash Equivalents				105,328
Investment in Operating Leases				3,710
Investment in Securities				1,438
Investment in Affiliates				44,628
Trade Notes, Accounts and Other Receivable				16,059
Inventories				102,400
Office Facilities				9,274
Other Assets				75,400
Total Assets				358,237
Short-Term Debt				1,647
Trade Notes, Accounts and Other Payable				45,257
Current and Deferred Income Taxes				5,288
Long-Term Debt				69,790
Other Liabilities				42,912
Total Liabilities				164,894
Noncontrolling interests				68,737
Aggregate fair value of considerations transferred				124,606
DAIKYO | Restatement Adjustment
Business Acquisition [Line Items]
Cash and Cash Equivalents				0
Investment in Operating Leases				3,993
Investment in Securities				(125)
Investment in Affiliates				(15,611)
Trade Notes, Accounts and Other Receivable				1,221
Inventories				(16,247)
Office Facilities				1,701
Other Assets				22,047
Total Assets				(3,021)
Short-Term Debt				(260)
Trade Notes, Accounts and Other Payable				(7,122)
Current and Deferred Income Taxes				12,684
Long-Term Debt				(4,080)
Other Liabilities				(4,159)
Total Liabilities				(2,937)
Noncontrolling interests				(84)
Aggregate fair value of considerations transferred				¥ 0
HLIKK
Business Acquisition [Line Items]
Cash and Cash Equivalents		¥ 69,244
Installment Loans		282
Investment in Securities		1,847,536
Trade Notes, Accounts and Other Receivable		66,340
Office Facilities		351
Other Assets		319,244
Total Assets		2,302,997
Short-Term Debt		25,000
Trade Notes, Accounts and Other Payable		3,979
Policy Liabilities and Policy Account Balances		2,125,257
Current and Deferred Income Taxes		8,413
Other Liabilities		5,911
Total Liabilities		2,168,560
Aggregate fair value of considerations transferred		134,437
Fair value of Consideration transferred		98,355
Bargain purchase gain		¥ 36,082	36,082
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Cash and Cash Equivalents			32,234
Property under Facility Operations			9,289
Trade Notes, Accounts and Other Receivable			37,359
Inventories			20,735
Office Facilities			3,250
Other Assets			160,731
Other			1,358
Total Assets			264,956
Short-Term Debt			4,140
Trade Notes, Accounts and Other Payable			33,963
Current and Deferred Income Taxes			24,457
Long-Term Debt			45,739
Other Liabilities			28,011
Total Liabilities			136,310
Noncontrolling interests			26,025
Aggregate fair value of considerations transferred			¥ 102,621